Unsecured Convertible Loan Notes and Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Convertible Notes Presented in the Balance Sheet

The convertible notes are presented in the consolidated balance sheet as follows:

(All in US$)	2024

Initial recognition	27,640,052
Costs of issue of convertible notes	(43,614)
Interest expense*	(1,855,991)
Balance at June 30, 2024	29,452,429

* Interest expense is calculated by applying the effective interest rate of 6.56% to the liability component.

Note 8 Unsecured convertible loan notes and derivative financial instruments (continued)

Derivative financial instruments (non-current liabilities)	Consolidated
(All in US$)	2024
Initial recognition	2,359,948
Costs of issue of convertible notes	(3,724)
Fair value gain	(1,930,428)
Effect of foreign currency movements	757
Balance at June 30, 2024	426,553